BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2015
Basis Of Presentation
BASIS OF PRESENTATION

NOTE — 1      BASIS OF PRESENTATION

Acquisition of Greenpro Resources Limited recognized as an acquisition under common control

On July 29, 2015, GRNQ entered into a Sale and Purchase Agreement (the “Agreement”) with GRBV and the stockholders of GRBV to purchase 100% of the issued and outstanding shares and the assets of GRBV. Pursuant to the Agreement, GRNQ agreed to issue 9,070,000 shares of its restricted common stock at $0.35 per share to the stockholders of GRBV and pay $25,500 in cash, representing an aggregate purchase consideration of $3,200,000. The number of common shares issued represented approximately 28.8% of the issued and outstanding common stock immediately after the consummation of the Agreement.

Mr. Lee Chong Kuang is the Chief Executive Officer, director and shareholder of GRNQ and GRBV. Mr. Loke Che Chan, Gilbert is the Chief Financial Officer, director and shareholder of GRNQ and GRBV. As a result of this common ownership and in accordance with the FASB Accounting Standards Codification Section 805 “Business Combination”, the transaction is being treated as a combination between entities under common control and is accounted for in a manner similar to the pooling-of-interest method. The recognized assets and liabilities were transferred at their carrying amounts at the date of the transaction. Further, the companies will be combined retrospectively for prior year comparative information as if the transaction had occurred on January 1, 2014.

Assumptions of pro forma combined financial statements

The unaudited pro forma condensed combined balance sheets is based on the historical balance sheets of GRNQ and GRBV, giving effect to GRNQ’s acquisition of GRBV as if the transaction had occurred on June 30, 2015. The unaudited pro form condensed combined statement of operations for the year ended December 31, 2014 and the six months ended June 30. 2015 are based on the historical statements of operations of GRNQ and GRBV, giving effect GRNQ’s acquisition of GRBV as if the transaction had occurred on January 1, 2014. The historical information is derived from the audited financial statements of GRNQ and GRBV for the year ended December 31, 2014 and the unaudited financial statements for the six months ended June 30, 2015.

The unaudited pro forma condensed combined financial statements have been prepared by management for illustrative purposes only and are not necessarily indicative of the combined financial position or combined results of operations in future periods or the results that actually would have been realized had GRBV and GRNQ been a combined entity during the specified periods. The unaudited pro forma adjustments are based on the preliminary information available at the time of the preparation of this document and assumptions that management believes are reasonable. The unaudited pro forma condensed combined financial statements, including the notes thereto, are qualified in their entirety by reference to, and should be read in conjunction with GRBV’s historical consolidated financial statements for the years ended December 31, 2014 and 2013 included elsewhere in this Current Report on Amendment No. 1 to Form 8-K as an exhibit filed with SEC herewith and the financial statements of GRNQ included in its Quarterly Transition Report on Form 10-QT for the two months ended December 31, 2014 and its Annual Report on Form 10-K for the year ended October 31, 2014.

The unaudited pro forma condensed combined financial statements do not purport to represent what the results of operations or financial position of the combined entity would actually have been if the merger had in fact occurred on June 30, 2015, nor do the purport to project the results of operations or financial position of the combined entity for any future period or as of any date, respectively.

These unaudited pro forma condensed combined financial statements do not give effect to any restructuring costs or to any potential cost savings or other operating efficiencies that could result from the merger between GRBV and GRNQ since such amounts, if any, are not presently determinable.